Income Tax - Schedule of Income Loss Before Income Taxes (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Total	$ (11,651,910)	$ (2,414,626)	$ (21,152,651)	$ (4,631,746)	$ (15,866,786)	$ (9,625,942)	$ (7,685,519)
United States
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
United States					(4,092,348)	(1,742,747)	(3,290,679)
Brazil
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Brazil					$ (11,774,438)	$ (7,883,195)	$ (4,394,840)